Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disaggregation of Revenue [Line Items]
Revenues (note 3)	$ 325,480,000	$ 482,805,000	$ 684,561,000	$ 1,056,859,000
Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues (note 3)	53,291,000	88,108,000	116,821,000	180,375,000
Time charters
Disaggregation of Revenue [Line Items]
Revenues (note 3)	142,660,000	174,843,000	314,837,000	325,912,000
Voyage charters
Disaggregation of Revenue [Line Items]
Revenues (note 3)	124,316,000	218,309,000	245,784,000	543,104,000
FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues (note 3)	12,290,000	28,787,000	23,107,000	74,720,000
Management fees and other
Disaggregation of Revenue [Line Items]
Revenues (note 3)	46,214,000	60,866,000	100,833,000	113,123,000
Lease revenue [Member]
Disaggregation of Revenue [Line Items]
Revenues (note 3)	273,806,000	416,942,000	572,888,000	934,199,000
Operating Leases, Income Statement, Lease Revenue	251,842,000	390,407,000	530,744,000	876,590,000
Sales-type and Direct Financing Leases, Interest Income	12,294,000	12,877,000	24,822,000	25,543,000
Operating Lease, Variable Lease Income	9,670,000	13,658,000	17,322,000	26,848,000
Variable Lease, Payment	0	0	0	5,218,000
Non-lease
Disaggregation of Revenue [Line Items]
Revenues (note 3)	5,460,000	4,997,000	10,840,000	9,537,000
Non-lease revenue and management fee revenue
Disaggregation of Revenue [Line Items]
Revenues (note 3)	51,674,000	65,863,000	111,673,000	122,660,000
Operating Segments | Liquefied Gas Carriers | Teekay LNG
Disaggregation of Revenue [Line Items]
Revenues (note 3)	148,769,000	148,205,000	301,571,000	288,092,000
Operating Segments | Conventional Tankers | Teekay Tankers
Disaggregation of Revenue [Line Items]
Revenues (note 3)	123,420,000	246,492,000	266,169,000	588,392,000
Operating Segments | Offshore Production | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues (note 3)	12,290,000	28,787,000	23,107,000	74,720,000
Operating Segments | Other Segments | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues (note 3)	41,001,000	59,321,000	93,714,000	105,655,000
Operating Segments | Time charters | Liquefied Gas Carriers | Teekay LNG
Disaggregation of Revenue [Line Items]
Revenues (note 3)	135,595,000	135,761,000	277,232,000	266,306,000
Operating Segments | Time charters | Conventional Tankers | Teekay Tankers
Disaggregation of Revenue [Line Items]
Revenues (note 3)	7,065,000	34,986,000	35,350,000	50,553,000
Operating Segments | Time charters | Offshore Production | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues (note 3)	0	0	0	0
Operating Segments | Time charters | Other Segments | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues (note 3)	0	4,096,000	2,255,000	9,053,000
Operating Segments | Voyage charters | Liquefied Gas Carriers | Teekay LNG
Disaggregation of Revenue [Line Items]
Revenues (note 3)	10,318,000	10,383,000	19,585,000	17,700,000
Operating Segments | Voyage charters | Conventional Tankers | Teekay Tankers
Disaggregation of Revenue [Line Items]
Revenues (note 3)	113,998,000	207,926,000	226,199,000	525,404,000
Operating Segments | Voyage charters | Offshore Production | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues (note 3)	0	0	0	0
Operating Segments | Voyage charters | Other Segments | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues (note 3)	0	0	0	0
Operating Segments | FPSO contracts | Liquefied Gas Carriers | Teekay LNG
Disaggregation of Revenue [Line Items]
Revenues (note 3)	0	0	0	0
Operating Segments | FPSO contracts | Conventional Tankers | Teekay Tankers
Disaggregation of Revenue [Line Items]
Revenues (note 3)	0	0	0	0
Operating Segments | FPSO contracts | Offshore Production | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues (note 3)	12,290,000	28,787,000	23,107,000	74,720,000
Operating Segments | FPSO contracts | Other Segments | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues (note 3)	0	0	0	0
Operating Segments | Management fees and other | Liquefied Gas Carriers | Teekay LNG
Disaggregation of Revenue [Line Items]
Revenues (note 3)	2,856,000	2,061,000	4,754,000	4,086,000
Operating Segments | Management fees and other | Conventional Tankers | Teekay Tankers
Disaggregation of Revenue [Line Items]
Revenues (note 3)	2,357,000	3,580,000	4,620,000	12,435,000
Operating Segments | Management fees and other | Offshore Production | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues (note 3)	0	0	0	0
Operating Segments | Management fees and other | Other Segments | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues (note 3)	$ 41,001,000	$ 55,225,000	$ 91,459,000	$ 96,602,000